Property and equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
General and administration expense
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 994	$ 1,289
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 3,735	$ 1,864